Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net revenues:
Admissions	$ 921,016	$ 884,407	$ 824,937
Food, merchandise and other	539,234	539,345	505,837
Total revenues	1,460,250	1,423,752	1,330,774
Costs and expenses:
Cost of food, merchandise and other revenues	114,192	118,559	112,498
Operating expenses (exclusive of depreciation and amortization shown separately below)	739,989	726,509	687,999
Selling, general and administrative	187,298	184,920	172,368
Termination of advisory agreement	50,072
Secondary offering costs	1,407
Depreciation and amortization	166,086	166,975	213,592
Total costs and expenses	1,259,044	1,196,963	1,186,457
Operating income	201,206	226,789	144,317
Other income, net	241	1,563	(1,679)
Interest expense	93,536	111,426	110,097
Loss on early extinguishment of debt and write-off of discounts and deferred financing costs	32,429
Income before income taxes	75,482	116,926	32,541
Provision for income taxes	25,004	39,482	13,428
Net income	50,478	77,444	19,113
Other comprehensive income:
Unrealized gain (loss) on derivatives, net of tax	1,265	(1,254)
Comprehensive income	$ 51,743	$ 76,190	$ 19,113
Earnings per share:
Net income per share, basic	$ 0.58	$ 0.94	$ 0.23
Net income per share, diluted	$ 0.57	$ 0.93	$ 0.23
Weighted average commons shares outstanding:
Basic, shares	87,537	82,480	81,392
Diluted, shares	88,152	83,552	82,024